PBHG Funds
                               Clipper Focus Fund

                        Supplement Dated October 21, 2005


This Supplement updates certain information contained in the currently effective Prospectuses of PBHG Funds, each dated July 22, 2005, as amended. This Supplement pertains to the Clipper Focus Fund. You should retain your Prospectus and all supplements for future reference. You may obtain an additional copy of each Prospectus and all current supplements, free of charge, by calling 1-800-433-0051 or via the web at www.pbhgfunds.com.

New Investment Sub-Advisory Arrangement
---------------------------------------

The Board of Trustees of PBHG Funds (the "Board"), comprised entirely of independent trustees, has approved Pacific Financial Research, Inc. ("PFR") as it will be newly reorganized effective on or around January 1, 2006 ("new PFR"), as the investment sub-adviser to the Clipper Focus Fund. This appointment will become effective upon shareholder approval of (i) a new investment sub-advisory agreement between PBHG Funds, Old Mutual Capital, Inc. ("OMCAP"), and new PFR, which sub-advisory agreement has been approved by the Board and (ii) shareholder approval of a new management agreement between PBHG Funds and OMCAP, which management agreement has been previously approved by the Board.

Newly Organized Pacific Financial Research, Inc.
------------------------------------------------

PFR, its parent company, Old Mutual (U.S.) Holdings, Inc. ("OMUSH"), and an affiliated investment adviser, Barrow, Hanley, Mewhinney & Strauss, Inc. ("BHMS" or "Barrow Hanley"), have agreed to a transaction (the "BHMS Transaction") that will result in new PFR becoming a wholly owned subsidiary and under the leadership of BHMS. BHMS is a wholly owned subsidiary of OMUSH. Upon the closing of the BHMS Transaction, which is expected to occur on or around December 31, 2005, the then effective sub-advisory agreement with PFR will automatically terminate.

Portfolio Managers
------------------

Between the date of this Supplement and the closing of the BHMS Transaction, PFR, as the Fund's existing sub-adviser, will continue to provide sub-advisory services in accordance with the current sub-advisory agreement or an interim sub-advisory agreement approved by the Board, as described in the prospectus Supplement dated October 5, 2005.

Effective upon the closing of the BHMS Transaction, PFR portfolio managers James
H. Gipson, Michael C. Sandler and Bruce G. Veaco are retiring and will no longer be members of the team managing the Fund. The following portfolio managers will join the team responsible for day-to-day management of the assets of the Fund:

--------------------------------------------- ------------------------------------------------------------------------
Name and Title                                Experience
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James P. Barrow                               Mr. Barrow founded Barrow Hanley in August 1979.  During his 42-year
Principal, Large Cap Value Equity Portfolio   investment career, Mr. Barrow has worked as a securities analyst and
Manager                                       portfolio manager for several major institutions, including Citizens &
                                              Southern Bank of South Carolina, Atlantic Richfield and Reliance
                                              Insurance. Mr. Barrow holds a B.S. from the University of South
                                              Carolina.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard A. Englander, CFA                     Mr. Englander has been a portfolio manager with Barrow Hanley since
Principal, Large Cap Value Equity Portfolio   April 1985.  During his 41-year investment career, Mr. Englander has
Manager                                       worked as vice president and portfolio manager at Philadelphia Life
                                              Asset Management Company, a senior vice president and manager of the equity group at INA Capital Management Corporation, and a vice president and portfolio manager at General Accident Group.  Mr.
                                              Englander holds a B.S. from Penn State University and a M.B.A. from the Wharton School of the University of Pennsylvania.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
J. Ray Nixon, Jr.                             Mr. Nixon has been a portfolio manager with Barrow Hanley since June
Principal, Large Cap Value Equity Portfolio   1994. Prior to joining Barrow Hanley, Mr. Nixon was with Smith  Barney,
Manager                                       Inc. where he was a member of the firm's Investment Policy Committee and served as its lead institutional stockbroker for the Southwest. During his 27-year investment career, he also served  as a research analyst for the Teacher Retirement System of Texas. Mr. Nixon holds a B.A. and a M.B.A. from the University of Texas at Austin.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert J. Chambers, CFA                       Mr. Chambers has been a portfolio manager with Barrow Hanley since
Principal, Large Cap Value Equity Portfolio   August 1994.  During his 32-year investment career, Mr. Chambers has
Manager                                       worked as a senior securities analyst and portfolio manager for
                                              General Accident Group, the U.S. subsidiary of General Accident Fire and Life Assurance Co., Ltd of Perth, Scotland.  Mr. Chambers holds a
                                              B.S. from Drexel University.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Timothy J. Culler, CFA                        Mr. Culler has been a portfolio manager with Barrow Hanley since May
Principal, Large Cap Value Equity Portfolio   1999.  Prior to joining Barrow Hanley, Mr. Culler was with INVESCO
Manager                                       Capital Management, where he served as its Chief Investment Officer.
                                              Prior to his nine years at INVESCO, he served as a securities analyst and portfolio manager at First Union National Bank in Charlotte, South
                                              Carolina, where he began his 20-year career in the investment management industry.  Mr. Culler holds a M.A. from Miami University.
--------------------------------------------- ------------------------------------------------------------------------

Interim Investment Sub-Advisory Arrangements
--------------------------------------------

The Board approved a new interim sub-advisory agreement with new PFR ("new PFR Interim Agreement"), under which new PFR will provide sub-advisory services to the Fund pending shareholder approval of the new sub-advisory agreement. The new PFR Interim Agreement will go into effect on the closing of the BHMS Transaction and remain in effect for a period that will expire on the earlier of: (i) the date on which the shareholders of the Fund approve a new management agreement with OMCAP and sub-advisory agreement with the new PFR; or (ii) 150 days after the termination of the current sub-advisory agreement with PFR.

New Fee Arrangements
--------------------

In connection with the Board's appointment of OMCAP as investment adviser of the Fund, as described in the prospectus Supplement dated October 5, 2005, OMCAP has agreed to a new fee arrangement that will reduce the combined advisory and administrative services fees paid by the Fund. OMCAP has also agreed to lower the expense cap on the Fund by contractually waiving its fees or reimbursing expenses of the Fund to the extent the Fund's expenses exceed the agreed upon cap. The new fee arrangement will become effective upon shareholder approval of the new management agreement with OMCAP and investment sub-advisory agreement with new PFR.

Upcoming Shareholder Meeting
----------------------------

More information regarding the new management agreement and sub-advisory arrangements will be contained in proxy materials that are expected to be delivered to Fund shareholders in late 2005.